CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows related to operating activities
Income from continuing operations	$ 648,070	$ 936,196	$ 594,573
Adjustments for:
Amortization of fixed assets	573,595	565,701	515,772
Amortization of intangible assets	88,746	84,462	78,392
Loss on valuation and translation of financial instruments	691	3,098	2,126
Gain on sale of spectrum licences		(330,871)
Amortization of financing costs and long-term debt discount	4,285	4,333	3,904
Deferred income taxes	20,100	142,368	(20,023)
Impairment of assets	12,893
Loss on debt refinancing		5,201	7,346
Other	3,055	7,669	6,892
Cash flows before non-cash balances	1,351,435	1,418,157	1,188,982
Net change in non-cash balances related to operating activities	145,101	(155,932)	51,857
Cash flows provided by continuing operating activities	1,496,536	1,262,225	1,240,839
Cash flows related to investing activities
Additions to fixed assets	(516,716)	(570,817)	(613,582)
Additions to intangible assets	(190,216)	(132,254)	(125,482)
Business acquisition	1,304
Business acquisition		(5,553)	(118,946)
Redemption (issuance) of loan to the parent corporation	342,000	(342,000)
(Redemption) acquisition of preferred shares from an affiliated corporation	(1,595,000)		2,090,000
Proceeds from disposals of assets	5,623	619,863	3,376
Cash flows (used in) provided by continuing investing activities	(1,953,005)	(430,761)	1,235,366
Cash flows related to financing activities
Net change in bank indebtedness	8,301	(10,118)	(1,580)
Net changes under bank revolving facility	736,457	(209,323)	(37,984)
Issuance of long-term debt, net of financing fees		794,580
Repayment of long-term debt	(5,357)	(321,027)	(10,714)
Settlement of hedging contracts		18,346	(4,646)
Dividends	(113,000)	(295,000)	(282,000)
Reduction of paid-up capital	(2,588,100)
Issuance (repayment) of a loan from the parent corporation	1,595,000		(2,090,000)
Other	(154)	(7)	(232)
Cash flows used in continuing financing activities	(366,853)	(22,549)	(2,427,156)
Net change in cash and cash equivalents from continuing operations	(823,322)	808,915	49,049
Cash flows provided by (used in) discontinued operations	8,526	5,972	(49,862)
Cash and cash equivalents at the beginning of the year	815,848	961	1,774
Cash and cash equivalents at the end of the year	1,052	815,848	961
Changes in non-cash balances related to operating activities
Accounts receivable	(6,049)	(8,730)	(52,968)
Contract assets	(21,243)	(27,821)	(54,063)
Amounts receivable from and payable to affiliated corporations	(20,127)	(16,224)	13,296
Inventories	2,597	(3,526)	28,933
Prepaid expenses	(1,857)	(8,227)	(6,927)
Accounts payable, accrued charges and provisions	41,557	(25,650)	31,549
Income taxes	151,115	(58,862)	54,942
Stock-based compensation	(968)	1,698	1,465
Deferred revenues	(1,317)	(2,861)	38,390
Defined benefit plans	752	(2,588)	3,653
Other	641	(3,141)	(6,413)
Net change in non-cash balances related to operating activities	145,101	(155,932)	51,857
Non-cash investing activities
Net change in additions to fixed assets and intangible assets financed with accounts payable	67,722	22,729	(1,828)
Interest and taxes reflected as operating activities
Cash interest payments	181,251	152,885	154,540
Cash income tax payments (net of refunds)	$ 1,567	$ 56,624	$ 99,544